Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)			Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income ($)(6)	Adjusted EBITDA* ($)(7)
2025	957,707	1,725,357	975,073	1,480,839	56	89	64,533,000	46,740,000
2024	1,046,238	2,137,587	643,599	1,046,244	56	89	11,993,000	33,960,000
2023	2,802,535	3,627,663	1,131,882	1,422,254	114	131	633,000	17,794,000
2022	990,474	(1,989,647)	1,086,222	1,326,797	80	119	(1,703,000)	9,892,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in the column reflect the amounts of total compensation reported for Mr. Venkatesan and Mr. Feeney, as applicable, for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Venkatesan was our principal executive officer for the fiscal year ended June 30, 2024 and June 30, 2023, and Mr. Feeney was our principal executive officer for the fiscal year ended June 30, 2022.
Peer Group Issuers, Footnote	The peer group reflects the US Small-Cap Russell 2000® Index, which was used in the Stock Performance Graph included in our Annual Report.
PEO Total Compensation Amount	$ 957,707	$ 1,046,238	$ 2,802,535	$ 990,474
PEO Actually Paid Compensation Amount	$ 1,725,357	2,137,587	3,627,663	(1,989,647)
Adjustment To PEO Compensation, Footnote	Amounts are calculated in accordance with Item 402(v) and do not reflect actual amounts of compensation paid to the PEO and other Non-PEO NEOs. See table below for detail of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	2025		2024		2023		2022
	PEO($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)
Total Compensation as reported on Summary Compensation Table	957,707	975,073	1,046,238	643,599	2,802,535	1,131,882	990,474	1,086,222
Fair value of stock awards reported in Summary Compensation Table	(172,238)	(355,011)	(244,148)	(117,824)	(1,936,233)	(669,484)	(225,000)	(708,513)
Fair value of equity compensation granted in current year - value at year-end	293,660	557,331	217,166	104,803	1,951,608	676,690	120,691	364,374
Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	445,041	219,894	590,771	174,033	644,231	94,484	(2,633,750)	502,510
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	201,187	83,552	527,560	241,633	165,523	188,682	(242,063)	296,817
Fair value as of prior fiscal year-end of awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	-	-	-	-	-	-	-	(214,613)
Compensation Actually Paid	1,725,357	1,480,839	2,137,587	1,046,244	3,627,663	1,422,254	(1,989,647)	1,326,797

Non-PEO NEO Average Total Compensation Amount	$ 975,073	643,599	1,131,882	1,086,222
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,480,839	1,046,244	1,422,254	1,326,797
Adjustment to Non-PEO NEO Compensation Footnote	Amounts are calculated in accordance with Item 402(v) and do not reflect actual amounts of compensation paid to the PEO and other Non-PEO NEOs. See table below for detail of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	2025		2024		2023		2022
	PEO($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)
Total Compensation as reported on Summary Compensation Table	957,707	975,073	1,046,238	643,599	2,802,535	1,131,882	990,474	1,086,222
Fair value of stock awards reported in Summary Compensation Table	(172,238)	(355,011)	(244,148)	(117,824)	(1,936,233)	(669,484)	(225,000)	(708,513)
Fair value of equity compensation granted in current year - value at year-end	293,660	557,331	217,166	104,803	1,951,608	676,690	120,691	364,374
Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	445,041	219,894	590,771	174,033	644,231	94,484	(2,633,750)	502,510
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	201,187	83,552	527,560	241,633	165,523	188,682	(242,063)	296,817
Fair value as of prior fiscal year-end of awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	-	-	-	-	-	-	-	(214,613)
Compensation Actually Paid	1,725,357	1,480,839	2,137,587	1,046,244	3,627,663	1,422,254	(1,989,647)	1,326,797
	The dollar amounts reported in the column reflect the average amounts of total compensation reported for our non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table.
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid (CAP) vs TSR

■	Average CAP to NEOs	■	CAP to CEO	—	TSR	—	Peer Group TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid (CAP) vs Net Income

■	Average CAP to NEOs	■	CAP to CEO	—	Net Income

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid (CAP) vs Adjusted EBITDA

■	Average CAP to NEOs	■	CAP to CEO	—	Adjusted EBITDA

Total Shareholder Return Vs Peer Group	Compensation Actually Paid (CAP) vs TSR

■	Average CAP to NEOs	■	CAP to CEO	—	TSR	—	Peer Group TSR

Tabular List, Table	Revenue •Adjusted EBITDA •Monthly recurring revenue
Total Shareholder Return Amount	$ 56	56	114	80
Peer Group Total Shareholder Return Amount	89	89	131	119
Net Income (Loss)	$ 64,533,000	$ 11,993,000	$ 633,000	$ (1,703,000)
Company Selected Measure Amount	46,740,000	33,960,000	17,794,000	9,892,000
PEO Name	Mr. Venkatesan	Mr. Feeney	Mr. Feeney
Additional 402(v) Disclosure	Total shareholder return assumes that $100 was invested on the measurement date in the Company’s common stock and the peer group as set forth in footnote 5 below. The measurement date is established by the market close on the last trading day before the beginning of the Company’s third preceding fiscal year.Dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year
Measure:: 1
Pay vs Performance Disclosure
Name	•Revenue
Non-GAAP Measure Description	The Company has determined that Adjusted EBITDA from continuing operations is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s named executive officers for the most recently completed fiscal year.
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	•Monthly recurring revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (172,238)	$ (244,148)	$ (1,936,233)	$ (225,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	293,660	217,166	1,951,608	120,691
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	445,041	590,771	644,231	(2,633,750)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	201,187	527,560	165,523	(242,063)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(355,011)	(117,824)	(669,484)	(708,513)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	557,331	104,803	676,690	364,374
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	219,894	174,033	94,484	502,510
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,552	241,633	188,682	296,817
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (214,613)